Business segments - Disclosure of operating segments explanatory (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Third party	S/ 6,980,385,000	S/ 6,680,182,000	S/ 6,785,813,000
Total income	6,980,385,000	6,680,182,000	6,785,813,000
Profit (loss)	1,800,179,000	383,549,000	1,450,115,000
Consolidated statement of income data
Interest and similar income	4,605,625,000	4,664,967,000	4,847,216,000
Interest and similar expenses	(1,057,937,000)	(1,192,284,000)	(1,423,963,000)
Net interest and similar income	3,547,688,000	3,472,683,000	3,423,253,000
Impairment loss on loans, net of recoveries	(381,577,000)	(2,393,944,000)	(750,811,000)
Recovery (loss) due to impairment of financial investments	S/ 30,898,000	S/ (32,904,000)	S/ (6,790,000)
Net interest and similar income after impairment loss on loans	3,197,009	1,045,835	2,665,652
Fee income from financial services, net	S/ 823,808,000	S/ 723,500,000	S/ 925,885,000
Net gain on sale of financial investments	288,923,000	185,383,000	112,215,000
Net gain from derecognition of financial assets at amortized cost		0	8,474,000
Other income	616,719,000	591,351,000	471,390,000
Total net premiums earned minus claims and benefits	(272,079,000)	(279,070,000)	(279,631,000)
Depreciation and amortization	(279,690,000)	(268,750,000)	(262,015,000)
Other expenses	(1,983,079,000)	(1,641,910,000)	(1,716,299,000)
Income (loss) before translation result and Income Tax	2,391,611,000
Income before translation result and Income Tax		356,339,000	1,925,671,000
Translation result	(89,320,000)	(45,723,000)	17,770,000
Income Tax	(502,112,000)	72,933,000	(493,326,000)
Net profit (loss) for the year	1,800,179,000	383,549,000	1,450,115,000
Profit (loss), attributable to [abstract]
IFS's shareholders	1,790,155,000	383,259,000	1,441,258,000
Non-controlling interest	10,024,000	290,000	8,857,000
Banking [Member]
Disclosure of operating segments [line items]
Third party	4,866,775,000	4,900,400,000	5,335,387,000
Inter-segment	(45,904,000)	(59,267,000)	(80,697,000)
Total income	4,820,871,000	4,841,133,000	5,254,690,000
Profit (loss)	1,360,278,000	(5,672,000)	1,228,538,000
Consolidated statement of income data
Interest and similar income	3,636,810,000	3,836,413,000	4,073,998,000
Interest and similar expenses	(893,060,000)	(1,053,356,000)	(1,290,055,000)
Net interest and similar income	2,743,750,000	2,783,057,000	2,783,943,000
Impairment loss on loans, net of recoveries	(379,034,000)	(2,393,923,000)	(750,787,000)
Recovery (loss) due to impairment of financial investments	S/ (527,000)	S/ 170,000	S/ 43,000
Net interest and similar income after impairment loss on loans	2,364,189	389,304	2,033,199
Fee income from financial services, net	S/ 677,461,000	S/ 619,842,000	S/ 827,064,000
Net gain on sale of financial investments	100,867,000	103,773,000	30,854,000
Net gain from derecognition of financial assets at amortized cost			8,474,000
Other income	451,637,000	340,372,000	394,997,000
Depreciation and amortization	(245,432,000)	(234,479,000)	(227,070,000)
Other expenses	(1,542,487,000)	(1,299,027,000)	(1,384,432,000)
Income (loss) before translation result and Income Tax	1,806,235,000
Income before translation result and Income Tax		(80,215,000)	1,683,086,000
Translation result	7,241,000	(5,966,000)	(5,592,000)
Income Tax	(453,198,000)	80,509,000	(448,956,000)
Net profit (loss) for the year	1,360,278,000	(5,672,000)	1,228,538,000
Profit (loss), attributable to [abstract]
IFS's shareholders	1,360,278,000	(5,672,000)	1,228,538,000
Insurance [Member]
Disclosure of operating segments [line items]
Third party	1,676,185,000	1,365,579,000	1,198,231,000
Total income	1,676,185,000	1,365,579,000	1,198,231,000
Profit (loss)	272,735,000	141,131,000	130,392,000
Consolidated statement of income data
Interest and similar income	802,961,000	654,975,000	612,549,000
Interest and similar expenses	(117,531,000)	(83,992,000)	(72,485,000)
Net interest and similar income	685,430,000	570,983,000	540,064,000
Recovery (loss) due to impairment of financial investments	S/ 33,198,000	S/ (33,819,000)	S/ (6,170,000)
Net interest and similar income after impairment loss on loans	718,628	537,164	533,894
Fee income from financial services, net	S/ (6,802,000)	S/ (6,056,000)	S/ (3,980,000)
Net gain on sale of financial investments	145,714,000	105,038,000	39,234,000
Other income	89,002,000	96,641,000	129,784,000
Total net premiums earned minus claims and benefits	(272,037,000)	(279,070,000)	(279,620,000)
Depreciation and amortization	(25,035,000)	(25,590,000)	(22,396,000)
Other expenses	(325,242,000)	(260,405,000)	(276,350,000)
Income (loss) before translation result and Income Tax	324,228,000
Income before translation result and Income Tax		167,722,000	120,566,000
Translation result	(51,493,000)	(26,591,000)	9,826,000
Net profit (loss) for the year	272,735,000	141,131,000	130,392,000
Profit (loss), attributable to [abstract]
IFS's shareholders	272,735,000	141,131,000	130,392,000
Wealth Management [Member]
Disclosure of operating segments [line items]
Third party	487,339,000	433,941,000	390,720,000
Inter-segment	(18,813,000)	(3,273,000)	(2,093,000)
Total income	468,526,000	430,668,000	388,627,000
Profit (loss)	283,545,000	243,125,000	200,254,000
Consolidated statement of income data
Interest and similar income	154,328,000	163,414,000	167,974,000
Interest and similar expenses	(39,840,000)	(51,652,000)	(61,465,000)
Net interest and similar income	114,488,000	111,762,000	106,509,000
Impairment loss on loans, net of recoveries	(2,543,000)	(21,000)	(24,000)
Recovery (loss) due to impairment of financial investments	S/ (1,615,000)	S/ 745,000	S/ (663,000)
Net interest and similar income after impairment loss on loans	110,330	112,486	105,822
Fee income from financial services, net	S/ 196,959,000	S/ 163,968,000	S/ 164,312,000
Net gain on sale of financial investments	42,074,000	(23,428,000)	42,127,000
Other income	93,978,000	129,987,000	16,307,000
Depreciation and amortization	(14,977,000)	(14,478,000)	(18,321,000)
Other expenses	(128,444,000)	(113,564,000)	(104,996,000)
Income (loss) before translation result and Income Tax	299,920,000
Income before translation result and Income Tax		254,971,000	205,251,000
Translation result	(7,570,000)	(3,846,000)	1,423,000
Income Tax	(8,805,000)	(8,000,000)	(6,420,000)
Net profit (loss) for the year	283,545,000	243,125,000	200,254,000
Profit (loss), attributable to [abstract]
IFS's shareholders	283,545,000	243,125,000	200,254,000
Holding and consolidation adjustments [Member]
Disclosure of operating segments [line items]
Third party	(49,914,000)	(19,738,000)	(138,525,000)
Inter-segment	64,717,000	62,540,000	82,790,000
Total income	14,803,000	42,802,000	(55,735,000)
Profit (loss)	(116,379,000)	4,965,000	(109,069,000)
Consolidated statement of income data
Interest and similar income	(11,526,000)	(10,165,000)	(7,305,000)
Interest and similar expenses	7,506,000	3,284,000	42,000
Net interest and similar income	4,020,000	S/ 6,881,000	S/ (7,263,000)
Recovery (loss) due to impairment of financial investments	S/ (158,000)
Net interest and similar income after impairment loss on loans	3,862	6,881	(7,263
Fee income from financial services, net	S/ (43,810,000)	S/ (54,254,000)	S/ (61,511,000)
Net gain on sale of financial investments	268
Other income	(17,898,000)	24,351,000	(69,698,000)
Total net premiums earned minus claims and benefits	(42,000)		11,000
Depreciation and amortization	5,754,000	5,797,000	5,772,000
Other expenses	13,094,000	31,086,000	49,479,000
Income (loss) before translation result and Income Tax	(38,772,000)
Income before translation result and Income Tax		13,861,000	(83,232,000)
Translation result	(37,498,000)	(9,320,000)	12,113,000
Income Tax	(40,109,000)	424,000	(37,950,000)
Net profit (loss) for the year	(116,379,000)	4,965,000	(109,069,000)
Profit (loss), attributable to [abstract]
IFS's shareholders	(126,403,000)	4,675,000	(117,926,000)
Non-controlling interest	S/ 10,024,000	S/ 290,000	S/ 8,857,000